General (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 02, 2025 USD ($) $ / shares shares	Jan. 17, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 ₪ / shares
General [Line Items]
Public offering price (in Dollars per share) | ₪ / shares						₪ 0.01
Non cash equity transaction costs		$ 2,839
Listing expenses		$ 879	$ 879
Warrants settled in cash				165
Current net loss			(2,347)	(2,819)	$ 1,798
Accumulated loss			(22,620)	$ (20,273)
IPO, cash and equivalents, including deposits			3,205
Working capital			$ 5,253
IPO [Member]
General [Line Items]
Ordinary shares issued (in Shares) | shares		1,250,000
Public offering price (in Dollars per share) | $ / shares		$ 4
Gross proceeds		$ 5,000
Warrants settled in cash		165
Direct Equity Transaction [Member]
General [Line Items]
Equity transaction costs		575
Indirect Equity Transaction [Member]
General [Line Items]
Equity transaction costs		1,154
Capital deduction		$ 275
Subsequent [Member]
General [Line Items]
Ordinary shares issued (in Shares) | shares	1,290,000
Public offering price (in Dollars per share) | $ / shares	$ 2.25
Gross proceeds	$ 2,900